Other Contingent Assets, Liabilities and Commitments - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Contingent Assets Liabilities And Commitments [Line Items]
Money Held In Escrow Current	$ 43,814	$ 211
Payment Processing Service Agreements
Disclosure Of Other Contingent Assets Liabilities And Commitments [Line Items]
Standby letter of credit issued		6,330
dLocal Group Limited
Disclosure Of Other Contingent Assets Liabilities And Commitments [Line Items]
Contingent assets	0	0
Contingent liabilities	$ 0	$ 0